Quarterly Results (unaudited) (Tables)	12 Months Ended
Sep. 30, 2013
Quarterly Results (unaudited) [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
Fiscal 2013:

	Quarter Ended
	September 30, 2013	June 30, 2013	March 31, 2013	December 30, 2012
Net sales	$1,137,732	$1,089,825	$987,756	$870,268
Gross profit	396,493	382,759	322,904	288,156
Net (loss) income	(36,657)	36,761	(40,523)	(7,091)
Fiscal 2012:

	Quarter Ended
	September 30, 2012	July 1, 2012	April 1, 2012	January 1, 2012
Net sales	$832,576	$824,803	$746,285	$848,771
Gross profit	279,925	291,696	260,031	284,026
Net income (loss)	9,225	58,851	(28,451)	13,170